Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

A discussion of the Company’s significant accounting policies can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2024 which have been filed with the US Securities and Exchange Commission on Form 20-F on April 14, 2025.
Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because most vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the unaudited interim condensed consolidated statements of comprehensive income. For the Company’s subsidiaries that have an operating currency different than the US Dollar, foreign currency-denominated results of operations and cash flows are translated at either the exchange rate in effect at the time of transactions or the average exchange rate during that period. Assets and liabilities of these subsidiaries are translated at the exchange rate in effect at the balance sheet date, while equity in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Consequently, amounts reported on the unaudited interim condensed consolidated statements of cash flows may not align precisely with changes in corresponding balances on the unaudited interim condensed consolidated balance sheets. Translation adjustments resulting from period-to-period exchange rate fluctuations are included as a separate component of accumulated other comprehensive income/(loss) in the unaudited interim condensed consolidated balance sheets and unaudited interim condensed statements of changes in shareholders’ equity. For the six months ended June 30, 2025, a gain of $776, was recorded under Change in foreign currency translation adjustments in the consolidated statements of operations and comprehensive income.

Segment Reporting: A segment is a distinguishable component of the business that is engaged in business activities from which the Company earns revenues and incurs expenses and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”). Following the acquisition of M/Y Para Bellvm on April 11, 2025, the Company determined that, as of that date, it operated under two reportable segments: crude oil and oil products transportation services (referred to as the “tanker segment”) and recreational transportation services (referred to as the “megayacht segment”). The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements. When the Company charters a vessel or a megayacht to a charterer, the charterer is free to trade, or in the case of megayachts travel with, the vessel worldwide subject to certain exemptions and as a result for the tanker and megayacht segments the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements Not Yet Adopted:

There are no recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2025.